UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
                WHICH THAT REQUEST WAS DENIED ON AUGUST 5, 2004.

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment /X/; Amendment Number:  1
      This Amendment (Check only one):          / /  is a restatement.
                                                /X/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

                  /s/ Warren G. Lichtenstein, Aspen, CO, August 12, 2004

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                          -------------------------

Form 13F Information Table Entry Total:              7
                                          -------------------------

Form 13F Information Table Value Total:         $15368
                                          -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.             Form 13F File Number              Name

       1                28-10766                         Warren G. Lichtenstein

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
ALLIED MOTION
TECHNOLOGIES I               COM       019330109     889    226250    SH             OTHER           1        0       226250    0

CALGON CARBON CORP           COM       129603106    1272    204800    SH             OTHER           1        0       204800    0

HF FINL CORP                 COM       404172108    2996    183260    SH             OTHER           1        0       183260    0

NASHUA CORP                  COM       631226107    2439    286947    SH             OTHER           1        0       286947    0

STANDARD MTR PRODS INC       COM       853666105    4933    405998    SH             OTHER           1        0       405998    0

UNITED CAPITAL CORP          COM       909912107    2196    106000    SH             OTHER           1        0       106000    0

WHX CORP                     COM NEW   929248409     643    240933    SH             OTHER           1        0       240933    0